Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	352,275,704.53	21,785
Yield Supplement Overcollateralization Amount 04/30/21	14,335,092.32	0
Receivables Balance 04/30/21	366,610,796.85	21,785
Principal Payments	17,570,005.39	519
Defaulted Receivables	248,988.34	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	13,308,347.72	0
Pool Balance at 05/31/21	335,483,455.40	21,252

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.40%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,673,522.34	130
Past Due 61-90 days	563,847.56	31
Past Due 91-120 days	230,537.39	10
Past Due 121+ days	0.00	0
Total	3,467,907.29	171

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.99%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	305,259.36
Aggregate Net Losses/(Gains) - May 2021	-56,271.02
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.18%
Prior Net Losses Ratio	-0.51%
Second Prior Net Losses Ratio	-0.53%
Third Prior Net Losses Ratio	0.10%
Four Month Average	-0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.87%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average APR	3.89%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	38.91

Flow of Funds	$ Amount
Collections	19,022,790.71
Investment Earnings on Cash Accounts	72.77
Servicing Fee	(305,509.00)
Transfer to Collection Account	-
Available Funds	18,717,354.48

Distributions of Available Funds
	-
(2) Class A Interest	773,365.55
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,600,908.15
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,019,107.47

Total Distributions of Available Funds	18,717,354.48

Servicing Fee	305,509.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 05/17/21	347,084,363.55
Principal Paid	16,792,249.13
Note Balance @ 06/15/21	330,292,114.42

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-3
Note Balance @ 05/17/21	217,414,363.55
Principal Paid	16,792,249.13
Note Balance @ 06/15/21	200,622,114.42
Note Factor @ 06/15/21	57.8161713%

Class A-4
Note Balance @ 05/17/21	82,950,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	82,950,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	31,150,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	31,150,000.00
Note Factor @ 06/15/21	100.0000000%

Class C
Note Balance @ 05/17/21	15,570,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	15,570,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	905,997.88
Total Principal Paid	16,792,249.13
Total Paid	17,698,247.01

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	550,783.05
Principal Paid	16,792,249.13
Total Paid to A-3 Holders	17,343,032.18

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8747940
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.2138993
Total Distribution Amount	17.0886933

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5872710
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.3926488
Total A-3 Distribution Amount	49.9799198

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	690.85
Noteholders' Principal Distributable Amount	309.15

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	2,595,670.49
Investment Earnings	57.53
Investment Earnings Paid	(57.53)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$764,548.59	$814,087.49	$777,824.76
Number of Extensions	33	36	35
Ratio of extensions to Beginning of Period Receivables Balance	0.21%	0.21%	0.19%